Income taxes - Net Deferred Tax (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of deferred tax [Line Items]
Deferred tax assets	$ 154	$ 170
Deferred tax liabilities	(6,833)	(1,356)
Net deferred tax liabilities	(6,679)	(1,186)
Before offset amount
Disclosure of deferred tax [Line Items]
Deferred tax assets	100,455	57,983
Deferred tax liabilities	(107,134)	(59,169)
Property and equipment
Disclosure of deferred tax [Line Items]
Deferred tax assets	2,402	2,115
Deferred tax liabilities	(299)	(54)
Intangible assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(97,647)	(50,476)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	78,292	41,308
Lease liabilities
Disclosure of deferred tax [Line Items]
Deferred tax assets	6,354	6,073
Deferred revenue
Disclosure of deferred tax [Line Items]
Deferred tax assets	1,217	1,011
Interest expenses carried forward
Disclosure of deferred tax [Line Items]
Deferred tax assets	5,852	5,188
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Deferred tax liabilities	(5,140)	(5,000)
Others
Disclosure of deferred tax [Line Items]
Deferred tax assets	6,338	2,288
Deferred tax liabilities	$ (4,048)	$ (3,639)